APPENDIX I               UNITED STATES             -----------------------------
              SECURITIES AND EXCHANGE COMMISSION            OMB APPROVAL
                     Washington, D.C. 20549        -----------------------------
                                                   OMB Number          3235-0456
                                                   Expires:        July 31, 2006
                          FORM 24F-2               Estimated average burden
               ANNUAL NOTICE OF SECURITIES SOLD    hours per response.........2
                    PURSUANT TO RULE 24f-2         -----------------------------

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer:

      ING Variable Portfolios, Inc.
      7337 East Doubletree Ranch Road
      Scottsdale, AZ 85258-2034

--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


--------------------------------------------------------------------------------
3.    Investment Company Act File Number:  811-7651

      Securities Act File Number:          333-05173

--------------------------------------------------------------------------------
4.    (a). Last day of fiscal year for which this Form is filed:

      December 31, 2004

--------------------------------------------------------------------------------
4     (b). / / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

--------------------------------------------------------------------------------
4     (c). / / Check box if this is the last time the issuer will be filing this
                Form.


--------------------------------------------------------------------------------

            PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION
            CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal year pursuant to
             section 24(f):                                                                                          $ 871,756,445

      (ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:            $ 523,101,287

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
             the Commission,                                                                          $           0

      (iv)   Total available redemption credits [add Items 5(ii) and 5(iii)]:                                        $ 523,101,287

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                                                   $ 348,655,158

      (vi)   Redemption credits available for use in future years -- if Item 5(i)
             is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                            $           0

      (vii)  Multiplier for determining registration fee (See a Instruction C.9):                                        0.0001177

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                                                                           $      41,037

6.    Prepaid Shares

      If the response to Item 5() was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.

7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year(see Instruction D):
                                                                                                                     $ ___________
8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:
                                                                                                                     $      41,037

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Date: March 28, 2005                               CIK: 001015965

         Method of Delivery:
                       /X/ Wire Transfer
                       / / Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mary Gaston
                           ------------------------------------------------

                           Mary Gaston, Assistant Vice President
                           ------------------------------------------------

Date: March 29, 2005

*  Please print the name and title of the signing officer below the signature.